Principal Accounting Policies - Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 122,801			¥ 240,351		¥ 494,475	$ 17,804
Restricted cash	7,600			75,482			1,102
Short-term investments	26,402			343,017			3,828
Accounts receivable, net	117,409			770,919			17,023
Amounts due from related parties	48,802	[1]		259,863	[1]		7,076
Prepayments and other current assets	158,811			172,877			23,025
Total current assets	481,825			1,862,509			69,858
Non-current assets:
Property and equipment, net	5,013			12,861			727
Long-term investments	0			1,416
Right-of-use assets	21,879			26,342			3,172
Intangible assets	62,649			165,270			9,083
Other non-current assets	2,902			4,809			421
Total non-current assets	99,711			217,966			14,457
Total assets	581,536			2,080,475			84,315
Current liabilities
Accounts payable	394,994			313,768			57,269
Amount due to related parties	592	[2],[3]		6,928	[2],[3]		86
Registered users' loyalty payable	29,800			61,691			4,317
Advance from customers and deferred revenue	48,706			122,597			7,062
Salary and welfare payable	59,561			65,987			8,636
Tax payable	40,474			43,879			5,868
Lease liabilities, current	15,083			11,897			2,187
Accrued liabilities related to users' loyalty programs	64,600			99,360			9,365
Accrued liabilities and other current liabilities	336,262			1,334,603			48,752
Total current liabilities	2,736,222			3,263,673			396,715
Non-current liabilities:
Lease liabilities, non-current	7,599			15,985			1,102
Total liabilities	2,757,840			3,297,813			$ 399,850
Revenues [Abstract]
Total revenues	1,083,045		$ 157,026	4,339,603		5,285,195
Cost of Revenue [Abstract]
Cost of revenues	(548,043)		(79,459)	(1,068,340)		(1,643,365)
Gross Profit	520,438		75,455	3,167,977		3,610,779
Operating expenses:
Operating Expenses	900,765		130,598	4,467,298		4,722,247
Other operating income	61,829		8,964	106,098		79,299
Loss from Operations	(318,498)		(46,179)	(1,193,223)		(1,032,169)
Non-operating income/(expense)	(81,879)		(11,872)	27,637		(7,310)
Loss before income tax expense	(914,399)		(132,577)	(1,233,931)		(1,106,174)
Income tax expense	(1,048)		(152)	3,050		(1,008)
Equity in loss of affiliate companies	(1,416)		(205)	(3,195)
Net loss	(914,800)		(132,630)	(1,240,176)		(1,105,166)
Net cash used in operating activities	(443,800)		(64,344)	(279,122)		(863,774)
Net cash provided by/(used in) investing activities	267,555		38,792	75,521		782,545
Net cash provided by financing activities	(20,000)		(2,900)	(66,094)		307,746
Net increase (decrease) in cash and cash equivalents	(196,242)		(28,452)	(269,695)		226,517
Cash, cash equivalents and restricted cash at the beginning of year	315,833		45,791	594,791		375,689
Cash, cash equivalents and restricted cash at the end of year	130,401		$ 18,906	315,833		594,791
VIEs and its subsidiaries
Current assets:
Cash and cash equivalents	32,147			19,783
Restricted cash	7,384			13,160
Short-term investments	6,402			33,600
Accounts receivable, net	110,523			770,797
Amount due from subsidiaries of the Company	470,966			937,831
Amounts due from related parties	48,284			259,863
Prepayments and other current assets	95,568			114,317
Total current assets	771,274			2,149,351
Non-current assets:
Property and equipment, net	5,002			12,828
Long-term investments				1,416
Right-of-use assets	21,879			26,120
Intangible assets	6,574			99,582
Other non-current assets	1,426			2,164
Total non-current assets	34,881			142,110
Total assets	806,155			2,291,461
Current liabilities
Accounts payable	330,550			255,182
Amount due to subsidiaries of the Company	5,644,725			5,505,444
Amount due to related parties				1,495
Registered users' loyalty payable	29,773			55,392
Advance from customers and deferred revenue	11,963			122,594
Salary and welfare payable	28,048			42,237
Tax payable	29,584			15,288
Lease liabilities, current	15,083							$ 11,675
Accrued liabilities related to users' loyalty programs	64,589			99,360
Accrued liabilities and other current liabilities	301,713			1,299,057
Total current liabilities	6,456,028			7,407,724
Non-current liabilities:
Lease liabilities, non-current	7,599			15,985
Total liabilities	6,463,627			7,423,709
Revenues [Abstract]
Total revenues	1,408,308			4,524,686		5,238,682
Cost of Revenue [Abstract]
Cost of revenues	(822,373)			(886,660)		(1,491,678)
Gross Profit	585,935			3,638,026		3,792,004
Operating expenses:
Operating Expenses	(956,562)			(5,019,250)		(4,902,930)
Other operating income	9,153			18,659		22,999
Loss from Operations	(361,474)			(1,362,565)		(1,087,927)
Non-operating income/(expense)	(9,311)			22,282		(8,281)
Loss before income tax expense	(370,785)			(1,340,283)		(1,096,208)
Income tax expense	(54)			(131)
Equity in loss of affiliate companies	(1,416)			(3,195)
Net loss	(372,255)			(1,343,609)		(1,096,208)
Net cash used in operating activities	(22,037)			(190,975)		(391,007)
Net cash provided by/(used in) investing activities	28,625			63,047		(80,506)
Net cash provided by financing activities				84,471		512,233
Net increase (decrease) in cash and cash equivalents	6,588			(43,457)		40,720
Cash, cash equivalents and restricted cash at the beginning of year	32,943			76,400		35,680
Cash, cash equivalents and restricted cash at the end of year	39,531			32,943		76,400
VIEs and its subsidiaries | Third Party Revenues [Member]
Revenues [Abstract]
Total revenues	828,341			4,336,388		5,238,682
Cost of Revenue [Abstract]
Cost of revenues	(446,189)			(867,701)		(1,476,216)
Operating expenses:
Operating Expenses	(572,365)			(4,067,548)		(4,357,603)
VIEs and its subsidiaries | Intra Group revenues [Member]
Revenues [Abstract]
Total revenues	579,967			188,298
Cost of Revenue [Abstract]
Cost of revenues	(376,184)			(18,959)		(15,462)
Operating expenses:
Operating Expenses	¥ (384,197)			¥ (951,702)		¥ (545,327)

[1]	For the years ended December 31, 2020, 2021 and 2022, the service fee of RMB250.9 million, RMB39.8 million and RMB2.5 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2021 and 2022, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB246.5 million and RMB48.8 million respectively. Although the balance as of December 31, 2022 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.
[2]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB29.2 million, RMB103.3 million and RMB14.6 million for the years ended December 31, 2020, 2021 and 2022, respectively.
[3]	In July 2019, the Company invested RMB3.0 million in a game developing company which the founder’s controlled entity has significant influence in. The investment was measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The investment was fully impaired as of December 31, 2021. (Note 6). In 2019 the Group entered into a game cooperation agreement with this company and the Group is the principal in the arrangement. The total service fee represents the amount paid to this company in relation to the arrangement.